Provisions - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions	€ 29.9	€ 29.8
Provision used, other provisions	6.8
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 9.3	8.3
Estimated completion of activities	12 months
Provision used, other provisions	€ 5.1
Other
Disclosure of other provisions [line items]
Other provisions	13.3	14.1
Provision used, other provisions	1.7
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.3	€ 7.4
Provision used, other provisions	€ 0.0